ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2020
ORGANIZATION AND PRINCIPAL ACTIVITIES
ORGANIZATION AND PRINCIPAL ACTIVITIES

1.     ORGANIZATION AND PRINCIPAL ACTIVITIES

AnPac Bio-Medical Science Co., Ltd. (the “Company”) was incorporated in the British Virgin Islands in January 2010. The Company and its subsidiaries (collectively, the “Group”) are engaged in marketing and selling a multi-cancer screening and detection test that uses innovative, patented cancer differentiation analysis (the “CDA”) technology and proprietary cancer-detection devices in the People’s Republic of China (the “PRC” or “China”). Dr. Chris Chang Yu is the Founder of the Group (the “Founder”).

Recapitalization

In preparation of its initial public offering in the United States, the Group had undergone a reorganization in 2019. On October 29, 2019, the board of directors approved the re-designation of the authorized share capital of 100,000 ordinary shares to 71,369 Class A ordinary shares and 28,631 Class B ordinary shares. On October 31, 2019, the board of directors approved the increase of authorized share capital of the Class A and Class B ordinary shares to 700,000 and 300,000, respectively. Holders of Class A ordinary shares and Class B ordinary shares have the same rights, except for voting and conversion rights. Each Class A ordinary share is entitled to one vote; and each Class B ordinary share is entitled to ten votes and is convertible into one Class A ordinary share at any time by the holder thereof. Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances. On October 31, 2019, the board of directors approved a share split of 1-for-100, pursuant to which the authorized share capital of the Class A and Class B ordinary shares would increase to 70,000,000 and 30,000,000, respectively, with a par value of US$0.01. The registration of the above changes was completed on November 12, 2019 and the ordinary shares have been retrospectively adjusted accordingly.

Initial public offering (“IPO”)

On January 30, 2020, the Group completed its initial public offering (“IPO”) on the Nasdaq Stock Exchange. The Group offered 1,333,360 American depositary shares (“ADSs”), representing 1,333,360 Class A ordinary shares at offering price of US$12.00 per ADS. The net proceeds to Group from the IPO, after deducting commissions and offering expenses, were RMB 75,460 (or approximately US$ 11.6 million).

COVID-19

As a result of the pandemic of COVID-19 in China, the United States and the world, the Group's operations have been, and may continue to be, adversely impacted by disruptions in business activities, commercial transactions and general uncertainties surrounding the duration of the outbreaks and the various governments' business, travel and other restrictions. These adverse effects could include the Group's ability to market and conduct its tests in China, commercialize its tests in the United States and carry out research studies and activities in China and the United States, temporary closures of its laboratory facilities and offices in China and the United States and its customers' and suppliers' facilities, the delay in construction of its new Philadelphia laboratory, delayed supply of products and services from its suppliers, and delayed or cancelled orders from its customers (such as due to temporary decreased demand for disease screening and detection or physical checkup services or generally due to reduced commercial activities). In addition, the Group's business operations could be disrupted if any of its employees is suspected of contracting the coronavirus or any other epidemic disease, since its employees could be quarantined and/or its offices be shut down for disinfection. In particular, the closing of blood sampling points countrywide in China since the Chinese New Year in 2020, as a measure by the Chinese government to contain the spread of COVID-19, significantly reduced the number of samples that the Group could collect for its CDA tests. Despite partial recovery of the blood sampling points in April 2020, the number of blood samples that the Group can collect was still limited for the year ended December 31, 2020 and there were delays of orders and cancellation of some orders for planned CDA tests and physical checkups from the Group's customers.

Despite the outbreak of COVID-19, the Group’s total revenue and gross margins for the year ended December 31, 2020 slightly improved comparing to last year, which was mainly attributable to the launch of two new products, including a proprietary immunology test named ADME (AnPac Defense Medical Examination) and a new cancer test package named APCS (AnPac Pan Cancer Screening) combining CDA technology with ct-DNA methods. The Group also continued to work in obtaining the Class III medical device certification in China and laboratory developed test (LDT) designation in the US. While the Group strives to bring in new customers and launch new tests to mitigate the negative impact of COVID-19, it has no control over the development of the COVID-19 situations in China, the United States or around the world and therefore may not be able to achieve a revenue growth or maintain its historical revenue level in future periods. Moreover, the Group's plan to commercialize its CDA test in the United States has been delayed (as indicated by the delay in construction of their new Philadelphia laboratory) by the COVID-19 outbreak in the United States, which deferred its cooperation with universities, academic medical centers, hospitals and other medical institutions in the U.S. to conduct research studies on its CDA technology and delayed its applications for approval and commercialization plan of its CDA-based tests in the U.S. market.

The downturn brought by and the duration of the coronavirus pandemic is difficult to assess or predict and actual effects will depend on many factors beyond the Group's control, including the increased world-wide spread of COVID-19 and the relevant governments' actions to contain COVID-19 or treat its impact. The extent to which COVID-19 may impact the Group's results continues to remains uncertain. The business, results of operations, financial condition and prospects could be adversely affected directly, as well as to the extent that the coronavirus or any other epidemic harms the Chinese and the United States' economies in general.

For the year ended December 31, 2020, the details of the Group's principal subsidiaries are as follows:

	Percentage of	Date of	Place of
Major subsidiaries	Ownership	Incorporation	Incorporation	Major Operation
Changhe Bio-Medical Technology (Yangzhou) Co., Ltd.	100%	March 2010	the PRC	Cancer screening and detection tests
Changwei System Technology (Shanghai) Co., Ltd.	100%	March 2011	the PRC	Research and development
AnPac Bio-Medical Technology (Lishui) Co., Ltd.	100%	October 2012	the PRC	Cancer screening detection tests and device manufacturing
Shanghai Xinshenpai Technology Co., Ltd.*	100%	October 2013	the PRC	Cancer screening and detection tests
AnPac Bio-Medical Technology (Shanghai) Co., Ltd.	100%	April 2014	the PRC	Cancer screening and detection tests
AnPac Technology USA Co., Ltd. (“AnPac US”)	100%	September 2015	the U.S.	Clinical trials for research on cancer screening and detection tests
Lishui AnPac Medical Laboratory Co., Ltd.	100%	July 2016	the PRC	Cancer screening and detection tests
Shiji (Hainan) Medical Technology Ltd.	100%	March 2013	the PRC	Cancer screening and detection tests
Penghui Health Management Co., Ltd.*	100%	May 2018	the PRC	Cancer screening and detection tests
Shenzhen Anchun Biomedical Technology Co., Ltd.	51%	December 2017	the PRC	Cancer screening and detection tests
Shanghai Muqing AnPac Health Technology Co., Ltd.	51%	March 2019	the PRC	Cancer screening and detection tests

* Shenzhen Anchun Biomedical Technology Co., Ltd., Shanghai Xinshenpai Technology Co., Ltd. and Penghui Health Management Co., Ltd. were deregistered in December 2020. Since these entities were inactive, the deregistration does not have a material impact to the Group’s consolidated financial statements for the years ended December 31 2019 and 2020.